Property, Plant and Equipment (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	555,550	658,286	532,446	1,051,500
Accumulated depreciation and amortization	(272,050)	(294,137)	(139,519)	(634,642)
Construction in progress	0	0	47,456	107,279
Property, plant and equipment, net	283,500	364,149	440,383	524,137
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	132,986	164,074	123,712	55,680
Plant and machineries [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	303,933	326,767	263,618	793,044
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	92,370	136,096	110,897	143,837
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,244	8,108	8,108	8,379
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,122	13,146	9,262	16,828
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,895	10,095	8,618	11,018
Moulds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0	0	8,231	22,714